Leases	12 Months Ended
Mar. 31, 2026
Leases [Abstract]
Leases

 8. Leases

The Company leases office under non-cancelable operating lease agreement. Per the new lease standard ASC 842-10-55, this lease is treated as operating leases. Management determined the incremental borrowing rate was 3.0% for the lease that began in 2025 according to the actual effective interest rate on the Company’s concurrent bank borrowing at the inception of the lease. This lease is on a fixed payment basis. None of the leases include contingent rentals.

Description of lease	Lease term
Office at Hung Hom, Hong Kong	2 years from July 16, 2023 to July 15, 2025
Office at Hung Hom, Hong Kong	2 years from July 16, 2025 to July 15, 2027

(a) Amounts recognized in the consolidated balance sheets:

	2025	2026	2026
	HK$	HK$	US$
Right-of-use assets	134,352	532,611	67,935

Operating lease liabilities – current	134,352	397,457	50,696
Operating lease liabilities – non-current	—	135,154	17,239
	134,352	532,611	67,935

Weighted average remaining lease term (in years)	0.3	1.3
Weighted average discount rate (%)	5.9	3.0

For the years ended March 31, 2026 and 2025, the Company incurred total operating lease expense of HK$408,000 (US$52,041) and HK$408,000, respectively.

(b) The following table sets forth the remaining contractual maturities of the Company:

	HK$	US$
For the year ended March 31,
2027	408,000	52,041
2028	136,000	17,347
Total future lease payments	544,000	69,388
Less: imputed interest	(11,389)	(1,453)
Present value of lease liabilities	532,611	67,935